Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
Research and development	$ 2,985	$ 5,389	$ 6,556	$ 12,632	$ 22,449	$ 27,095
General and administrative	2,085	3,284	4,345	6,635	11,603	11,217
Total operating expenses	5,070	8,673	10,901	19,267	34,052	38,312
Loss from operations	(5,070)	(8,673)	(10,901)	(19,267)	(34,052)	(38,312)
Other income (expense):
Interest income	7	237	48	471	743	663
Interest expense	(242)	(314)	(518)	(632)	(1,228)	(767)
Change in fair value of call right liability						313
Change in fair value of derivative liability	(236)	(32)	(556)	(89)	(104)	(67)
Realized foreign exchange loss		(1)		(8)	(12)	(13)
Total other expense	(471)	(110)	(1,026)	(258)	(601)	129
Loss before income tax expense	(5,541)	(8,783)	(11,927)	(19,525)	(34,653)	(38,183)
Income tax expense	(16)	(26)	(32)	(55)	(91)	(103)
Net loss	$ (5,557)	$ (8,809)	$ (11,959)	$ (19,580)	$ (34,744)	$ (38,286)
Net loss per share - basic and diluted	$ (0.41)	$ (1.33)	$ (1.16)	$ (3.00)
Basic and diluted weighted average shares outstanding	13,602,793	6,615,140	10,334,589	6,525,611